Significant Accounting Policies (Details) - USD ($)			12 Months Ended
		Apr. 01, 2019	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2021
Significant Accounting Policies [Line Items]
Current assets			$ 20,844,359	$ 24,437,682
Current liabilities			40,961,435	40,531,407
Incurred net loss			(10,189,391)	(11,013,966)	$ 112,227
Accumulated deficit	[1]		(18,527,479)	(8,465,867)
Advances to suppliers			$ 593,145	502,027
Residual value percentage			5.00%
Lease term						3 years
Third-party lenders			$ 516,940
Recognized interest expense			64,735	10,557	67,747
Impairment charge for long-lived assets
VAT rate		13.00%
Government subsidies	[2]		647,342	773,716	1,505,943
Government Subsidies [Member]
Significant Accounting Policies [Line Items]
Government subsidies			$ 354,577	$ 262,763	$ 396,899
Minimum [Member]
Significant Accounting Policies [Line Items]
Lease term			3 months
Customer warranty			6 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease term			6 months
Customer warranty			5 years

[1]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.
[2]	Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies as the support for certain assets were recorded in deferred government subsidies and are amortized in the future periods. For the years ended September 30, 2024, 2023 and 2022, the Company recorded government subsidies of $647,342, $773,716 and $1,505,943, respectively.